Investment Securities - Schedule of Investment Securities (Details) (USD $)	0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale and Trading Securities [Line Items]
Derivative, Notional Amount	$ 6,691,851,000		$ 6,815,268,000
Investment Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	2,475,407,000		2,495,006,000
Debt instrument, unamortized discount (premium), net	10,014,000		9,118,000
Available-for-sale Securities, Amortized Cost Basis	2,485,421,000		2,504,124,000
Available-for-Sale Gross Unrealized Gains	13,713,000		18,025,000
Available-for-sale Securities, Unrealized Losses	(15,987,000)		(23,767,000)
Available-for-sale Securities, Fair Value Disclosure	2,483,147,000		2,498,382,000
Trading, at fair value	928,000		1,247,000
Marketable Securities Unpaid Principal Balance	2,478,960,000		2,499,333,000
Marketable Securities, Amortized Cost	2,488,974,000		2,508,451,000
Marketable Securities, Unrealized Gains	13,713,000		18,025,000
Marketable Securities, Unrealized Losses	(18,612,000)		(26,847,000)
Marketable Securities	2,484,075,000		2,499,629,000
Available-for-sale Securities [Member] | Investment Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	10,014,000		9,118,000
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	74,100,000		74,100,000
Available-for-sale Securities, Amortized Cost Basis	74,100,000		74,100,000
Available-for-Sale Gross Unrealized Gains	0		0
Available-for-sale Securities, Unrealized Losses	(8,815,000)		(10,941,000)
Available-for-sale Securities, Fair Value Disclosure	65,285,000		63,159,000
Floating Interest Rate [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	166,185,000		150,519,000
Available-for-sale Securities, Amortized Cost Basis	165,968,000		150,147,000
Available-for-Sale Gross Unrealized Gains	195,000		933,000
Available-for-sale Securities, Unrealized Losses	(59,000)		(36,000)
Available-for-sale Securities, Fair Value Disclosure	166,104,000		151,044,000
Trading Securities - Amount Outstanding	3,553,000		4,327,000
Trading Securities Amortized Cost	3,553,000		4,327,000
Trading Securities, Unrealized Gains	0		0
Trading Securities, Unrealized Losses	(2,625,000)		(3,080,000)
Trading, at fair value	928,000		1,247,000
Floating Interest Rate [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	109,345,000		76,345,000
Available-for-sale Securities, Amortized Cost Basis	109,342,000		76,313,000
Available-for-Sale Gross Unrealized Gains	445,000		450,000
Available-for-sale Securities, Unrealized Losses	(18,000)		0
Available-for-sale Securities, Fair Value Disclosure	109,769,000		76,763,000
Floating Interest Rate [Member] | Government/GSE Guaranteed Mortgage Backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	612,413,000		699,062,000
Available-for-sale Securities, Amortized Cost Basis	616,749,000		705,035,000
Available-for-Sale Gross Unrealized Gains	4,955,000		8,035,000
Available-for-sale Securities, Unrealized Losses	(435,000)		(211,000)
Available-for-sale Securities, Fair Value Disclosure	621,269,000		712,859,000
Floating Interest Rate [Member] | GSE Subordinated Debt [Member}
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	70,000,000		70,000,000
Available-for-sale Securities, Amortized Cost Basis	70,000,000		70,000,000
Available-for-Sale Gross Unrealized Gains	0		0
Available-for-sale Securities, Unrealized Losses	(6,615,000)		(12,569,000)
Available-for-sale Securities, Fair Value Disclosure	63,385,000		57,431,000
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance			50,000,000
Available-for-sale Securities, Amortized Cost Basis			49,994,000
Available-for-Sale Gross Unrealized Gains			61,000
Available-for-sale Securities, Unrealized Losses			0
Available-for-sale Securities, Fair Value Disclosure			50,055,000
Floating Interest Rate [Member] | Available-for-sale Securities [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	0		0
Floating Interest Rate [Member] | Available-for-sale Securities [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	(217,000)		(372,000)
Floating Interest Rate [Member] | Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	(3,000)		(32,000)
Floating Interest Rate [Member] | Available-for-sale Securities [Member] | Government/GSE Guaranteed Mortgage Backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	4,336,000		5,973,000
Floating Interest Rate [Member] | Available-for-sale Securities [Member] | GSE Subordinated Debt [Member}
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	0		0
Floating Interest Rate [Member] | Available-for-sale Securities [Member] | Senior Agency Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net			(6,000)
Floating Interest Rate [Member] | Trading Account Assets [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	0		0
Fixed Interest Rate [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance			6,501,000
Available-for-sale Securities, Amortized Cost Basis			6,501,000
Available-for-Sale Gross Unrealized Gains			0
Available-for-sale Securities, Unrealized Losses			0
Available-for-sale Securities, Fair Value Disclosure			6,501,000
Fixed Interest Rate [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	55,000,000		51,969,000
Available-for-sale Securities, Amortized Cost Basis	55,048,000		52,212,000
Available-for-Sale Gross Unrealized Gains	97,000		204,000
Available-for-sale Securities, Unrealized Losses	(4,000)		0
Available-for-sale Securities, Fair Value Disclosure	55,141,000		52,416,000
Fixed Interest Rate [Member] | Government/GSE Guaranteed Mortgage Backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	1,173,000		1,910,000
Available-for-sale Securities, Amortized Cost Basis	5,139,000		1,911,000
Available-for-Sale Gross Unrealized Gains	3,518,000		154,000
Available-for-sale Securities, Unrealized Losses	0		0
Available-for-sale Securities, Fair Value Disclosure	8,657,000	[1]	2,065,000
Derivative, Notional Amount	152,400,000
Fixed Interest Rate [Member] | GSE Preferred Stock [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	78,500,000		78,500,000
Available-for-sale Securities, Amortized Cost Basis	78,865,000		79,284,000
Available-for-Sale Gross Unrealized Gains	4,296,000		7,802,000
Available-for-sale Securities, Unrealized Losses	0		0
Available-for-sale Securities, Fair Value Disclosure	83,161,000		87,086,000
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	30,595,000
Available-for-sale Securities, Amortized Cost Basis	30,679,000
Available-for-Sale Gross Unrealized Gains	5,000
Available-for-sale Securities, Unrealized Losses	(3,000)
Available-for-sale Securities, Fair Value Disclosure	30,681,000
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	523,691,000		72,700,000
Available-for-sale Securities, Amortized Cost Basis	523,985,000		72,987,000
Available-for-Sale Gross Unrealized Gains	107,000		128,000
Available-for-sale Securities, Unrealized Losses	(30,000)		(1,000)
Available-for-sale Securities, Fair Value Disclosure	524,062,000		73,114,000
Fixed Interest Rate [Member] | US Treasury Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	754,405,000		1,163,400,000
Available-for-sale Securities, Amortized Cost Basis	755,546,000		1,165,640,000
Available-for-Sale Gross Unrealized Gains	95,000		258,000
Available-for-sale Securities, Unrealized Losses	(8,000)		(9,000)
Available-for-sale Securities, Fair Value Disclosure	755,633,000		1,165,889,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net			0
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	48,000		243,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | Government/GSE Guaranteed Mortgage Backed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	3,966,000		1,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | GSE Preferred Stock [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	365,000		784,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | Taxable Municipal Bonds [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	84,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | Senior Agency Debt Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	294,000		287,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | US Treasury Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	1,141,000		2,240,000
Fixed Interest Rate [Member] | Available-for-sale Securities [Member] | Interest-Only-Strip [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	$ 7,400,000

[1]	(1)Fair value includes $7.4 million of an interest-only security with a notional amount of $152.4 million.